May 2, 2017

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington D.C. 20549

Re:	Context Capital Funds (the “Trust”) File Nos. 333-191710 and 811-22897

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus for Advisory Shares of the Context Macro Opportunities Fund and Investor Shares of the Context Strategic Global Equity Fund, and the form of Statement of Additional Information for the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust’s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 16) has been filed electronically.

If you have any questions or require any further information, please contact the undersigned at (484) 320-6241.

Very truly yours,

/s/ Danielle Kulp

Danielle Kulp

Secretary